Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets (Tables) [Abstract]
Gross Carrying Value of Intangible Assets And Accumulated Amortization

	December 31, 2013			December 31, 2012
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value
Amortized intangible assets (1):
MSRs (2)	$2,639	(1,410)	1,229	2,317	(1,157)	1,160
Core deposit intangibles	12,834	(8,160)	4,674	12,836	(6,921)	5,915
Customer relationship and other intangibles	3,145	(2,061)	1,084	3,147	(1,795)	1,352
Total amortized intangible assets	$18,618	(11,631)	6,987	18,300	(9,873)	8,427
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$15,580			11,538
Goodwill	25,637			25,637
Trademark	14			14

  Excludes fully amortized intangible assets.
  See Note 9 for additional information on MSRs.

Amortization Expense for Intangible Assets

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total
Year ended December 31, 2013 (actual)	$254	1,241	267	1,762
Estimate for year ended December 31,
2014	$247	1,113	251	1,611
2015	215	1,022	227	1,464
2016	177	919	212	1,308
2017	134	851	195	1,180
2018	100	769	184	1,053

Allocation of Goodwill to Operating Segments

			Wealth,
	Community	Wholesale	Brokerage and	Consolidated
(in millions)	Banking	Banking	Retirement	Company
December 31, 2011	$17,924	6,820	371	25,115
Goodwill from business combinations	(2)	524	-	522
December 31, 2012	$17,922	7,344	371	25,637
December 31, 2013	$17,922	7,344	371	25,637